Convertible Redeemable Preferred Shares - Accounting (Details) - CNY (¥) ¥ in Thousands	12 Months Ended	48 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Aug. 23, 2018	Feb. 28, 2018	Jan. 09, 2018	Dec. 20, 2017	Mar. 21, 2016	Jan. 31, 2016	Jan. 18, 2016	Jan. 16, 2015	Aug. 22, 2014
Series A preferred shares
Temporary Equity [Line Items]
Issuance costs		¥ 190
Mezzanine equity, issued (in shares)											8,000,000
Series B preferred shares
Temporary Equity [Line Items]
Issuance costs		3,082
Mezzanine equity, issued (in shares)										10,476,190
Series C preferred shares
Temporary Equity [Line Items]
Issuance costs		0
Mezzanine equity, issued (in shares)							4,902,554
Series D preferred shares
Temporary Equity [Line Items]
Issuance costs		12,221
Mezzanine equity, issued (in shares)					9,750,676	9,750,676
Series D+ preferred shares
Temporary Equity [Line Items]
Issuance costs		4,197
Mezzanine equity, issued (in shares)				3,497,954
Series E preferred shares
Temporary Equity [Line Items]
Issuance costs		¥ 7,407
Mezzanine equity, issued (in shares)			6,164,979
Series C-1 preferred shares
Temporary Equity [Line Items]
Mezzanine equity, issued (in shares)									1,030,126
Series C-1 preferred shares | Chinese Rose Investment Limited ("Chinese Rose")
Temporary Equity [Line Items]
Issuance costs	¥ 309
Mezzanine equity, issued (in shares)								1,030,126